UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
4045 Orchard Road

Suite 100

Smyrna, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Smyrna, Georgia

and Date of Signing:
02/14/2006

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
69
Form 13F Information Table Value Total:
$95,476


List of Other Included Managers:

No.  13F File Number: 028-11093
Name
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FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/       SH/ PUT/INVSTMT OTHER            VOTING AUTH.
NAME OF ISSUER                    TITLE OF CLASS CUSIP      (x$1000)PRN AMT       PRN CALLDSCRETN MANAGERS SOLE       SHARED    NONE

Amedisys Inc.                     COM                         1,453       34,400  SH      OTHER             34,400
ASV Inc.                          COM            001963107    1,867       74,755  SH      OTHER             74,755
AGL Resources Inc.                COM            001204106    1,857       53,345  SH      OTHER             53,345
Alliant TechSystems Inc.          COM            018804104      559        7,342  SH      OTHER              7,342
Bright Horizons Family Solutions  COM            109195107    1,172       31,646  SH      OTHER             31,646
Bemis Corp.                       COM            081437105      732       26,250  SH      OTHER             26,250
BOK Financial                     COM            05561Q201    1,473       32,433  SH      OTHER             32,433
Brady Corp.                       COM            104674106    1,817       50,230  SH      OTHER             50,230
Citigroup                         COM            172967101    1,862       38,369  SH      OTHER             38,369
C A C I Inc.                      COM            127190304    1,270       22,140  SH      OTHER             22,140
Compass Bancshares                COM            20449H109      971       20,115  SH      OTHER             20,115
CDW Computer Centers              COM            12512N105    2,114       36,717  SH      OTHER             36,717
C H Robinson Worldwide            COM            12541W100      311        8,400  SH      OTHER              8,400
Chattem Inc.                      COM            162456107    1,302       35,770  SH      OTHER             35,770
Core Laboratories                 COM            218253100    1,530       40,960  SH      OTHER             40,960
Claire's Stores                   COM            179584107    1,933       66,157  SH      OTHER             66,157
Canadian National                 COM            136375102    2,303       28,791  SH      OTHER             28,791
Ceradyne Inc.                     COM            156710105    1,529       34,905  SH      OTHER             34,905
Cree Industries                   COM            225447101    1,813       71,825  SH      OTHER             71,825
Charles River Labs                COM            159864107      741       17,485  SH      OTHER             17,485
Cash America Intl. Inc.           COM            14754D100    1,473       63,506  SH      OTHER             63,506
Coventry Healthcare               COM            222862104    2,105       36,960  SH      OTHER             36,960
Curtiss Wright Co.                COM            231561101    1,176       21,532  SH      OTHER             21,532
Danaher Corp Del                  COM            235851102    2,208       39,585  SH      OTHER             39,585
Engineered Support Systems Inc.   COM            292866100    1,762       42,311  SH      OTHER             42,311
Finish Line Inc.                  COM            317923100      946       54,280  SH      OTHER             54,280
First Industrial Realty Trust     COM            32054K103    1,055       27,392  SH      OTHER             27,392
Glacier Bancorp Inc.              COM            37637Q105    1,480       49,263  SH      OTHER             49,263
G.E. Pines Preferred              COM            369622485    1,005       43,355  SH      OTHER             43,355
Global Imaging Sys. Inc.          COM            37934A100    1,041       30,070  SH      OTHER             30,070
Goldman Sachs                     COM            38141G104    1,541       12,064  SH      OTHER             12,064
Genesee & Wyoming Inc.            COM            371559105    1,790       47,679  SH      OTHER             47,679
Getty Images Inc.                 COM            374276103    1,664       18,637  SH      OTHER             18,637
Harrah's Entmt.                   COM            413619107    1,697       23,798  SH      OTHER             23,798
Healthextras Inc.                 COM            422211102    1,962       78,160  SH      OTHER             78,160
Hologic Inc.                      COM            436440101    1,379       36,360  SH      OTHER             36,360
Hospitality Prop. Trust           COM            44106M102    1,736       43,293  SH      OTHER             43,293
St. Joe Company                   COM            790148100    1,800       26,775  SH      OTHER             26,775
LCA Vision                        COM            501803308    1,489       31,350  SH      OTHER             31,350
L3 Comm                           COM            502424104    1,119       15,055  SH      OTHER             15,055
Lincare Holdings                  COM            532791100      331        7,896  SH      OTHER              7,896
Lowes Companies Inc               COM            548661107    1,921       28,820  SH      OTHER             28,820
Lifepoint Hospitals               COM            53219L109      932       24,843  SH      OTHER             24,843
Masco                             COM            574599106    1,069       35,400  SH      OTHER             35,400
Nextel Partners                   COM            65333F107    1,875       67,095  SH      OTHER             67,095
Oregon Steel Mills                COM            686079104    1,819       61,830  SH      OTHER             61,830
Outback Steakhouse                COM            689899102      517       12,428  SH      OTHER             12,428
Pacer Int.                        COM            69373H106    1,678       64,398  SH      OTHER             64,398
Pfizer Inc.                       COM            717081103      249       10,690  SH      OTHER             10,690
Progressive Corp.                 COM            743315103    1,002        8,576  SH      OTHER              8,576
S C P Pool Corp.                  COM            784028102    2,391       64,230  SH      OTHER             64,230
Quest Software                    COM            74834T103    1,329       91,065  SH      OTHER             91,065
Renal Care                        COM            759930100      787       16,639  SH      OTHER             16,639
RC2 Corp.                         COM            749388104    2,601       73,219  SH      OTHER             73,219
S E I Investments Co.             COM            784117103    1,770       47,833  SH      OTHER             47,833
Scientific Games                  COM            80874P109    2,213       81,107  SH      OTHER             81,107
Smucker J. M. Co.                 COM            832696405    1,451       32,975  SH      OTHER             32,975
Sandisk Corp.                     COM            80004C101    2,057       32,745  SH      OTHER             32,745
Sonic Corp.                       COM            835451105      993       33,658  SH      OTHER             33,658
Constellation Brands Inc.         COM            21036P108      603       22,982  SH      OTHER             22,982
Symantec Corp.                    COM            871503108    1,276       72,895  SH      OTHER             72,895
Timberland Co.                    COM            887100105      316        9,705  SH      OTHER              9,705
Thor Industries                   COM            885160101    1,843       45,984  SH      OTHER             45,984
Take Two Interactive Software     COM            874054109      279       15,762  SH      OTHER             15,762
Unifirst Corp.                    COM            904708104    1,042       33,497  SH      OTHER             33,497
UTI Worldwide                     COM            G87210103      545        5,865  SH      OTHER              5,865
Webex Communications Inc.         COM            94767L109    1,331       61,515  SH      OTHER             61,515
Werner Enterprises                COM            950755108    1,945       98,723  SH      OTHER             98,723
Wrigley                           COM            982526105      278        4,177  SH      OTHER              4,177
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